SCHEDULE OF FAIR VALUES OF THE ASSETS AND LIABILITIES (Details) - USD ($)	Jun. 06, 2025	Feb. 19, 2025
Current assets:
Loan receivable	$ 2,000,000
Cash and cash equivalents		$ 220,897
Related party receivables		674,737
Receivable from New Rise Renewables LLC		1,939,974
Convertible notes receivable		141,401
Other current assets	71,556
Total current assets	2,071,556	2,977,009
Land		179,000
Construction in progress		10,763,059
Total assets acquired	2,071,556	13,919,008
Current liabilities:
Non-redemption agreement	1,240,000
Professional fees payable		2,975,451
Accrued interest on notes payable		501,402
Convertible notes payable to related party (Note 8)		100,000,000
Accrued expenses and other current liabilities	7,570,660	191,677
Notes payable	8,558,492	1,964,417
Loan payable to related party		1,712,745
Warrant liabilities	210,668,000
Total current liabilities assumed	228,037,152	107,345,692
Unrecognized tax benefit	115,870
Total assets acquired and liabilities assumed	$ (226,081,466)	$ (93,426,624)